RELATED PARTIES BALANCES AND TRANSCATIONS - WPP and Other Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Balances due from related parties	$ 993,000	$ 463,000
Revenue from rendering of services, related party transactions	5,937,000	5,590,000	$ 6,462,000
Added Value [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	13,000	790,000
Burson Marsteller [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	59,000
Grey Global Group Inc [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	0	104,000
Revenue from rendering of services, related party transactions	472,000	1,238,000	1,182,000
Group M Worldwide Inc [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	0	44,000
Revenue from rendering of services, related party transactions	102,000	521,000	822,000
Ibope Argentina [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	244,000
JWT [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	0	77,000
Revenue from rendering of services, related party transactions	204,000	1,043,000	919,000
Kantar Group [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	216,000	791,000	674,000
Kantar Retail [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	0	23,000
Revenue from rendering of services, related party transactions	39,000	93,000	93,000
Ogilvy & Mather Brasil Comunication [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	82,000	1,677,000	611,000
JP Morgan Chase & Co [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	1,784,000	0	0
JP Morgan Chase SA [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	48,000	0	0
JP Morgan Services Argentina SRL [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	1,503,000	0	0
TNS [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	56,000	206,000
Revenue from rendering of services, related party transactions	8,000	30,000	579,000
Morgan Stanley Investment Management Inc.
Disclosure of transactions between related parties [line items]
Balances due from related parties	497,000	0
Revenue from rendering of services, related party transactions	964,000	0	0
Young & Rubicam [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	366,000
Mercado Libre S.R.L. [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	440,000	9,000
Revenue from rendering of services, related party transactions	515,000	143,000	100,000
Mirum Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	41,000	0
Coretech [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 0	$ 0	$ 23,000
Morgan Stanley Investment Management Inc.
Disclosure of transactions between related parties [line items]
Percentage of entity's share capital	5.00%